Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERT/NYS

1-32627

05067253

NYSE

September 26, 2005

RECD S.E.C.
SEP 2 7 2005
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Horizon Lines, Inc., Common Stock, par value US$0.01 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on September 26, 2005. Tentative listing date – September 27, 2005.

Sincerely,

Paras Madho

PROCESSED
SEP 28 2005
THOMSON